Item 1. Report to Shareholders

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Short-Term Bond Fund
--------------------------------------------------------------------------------
                  Lehman Brothers 1-3 Year
                  U.S. Government/Credit Index           Short-Term Bond Fund
05/31/93                   10                                    10
05/94                      10.209                                10.136
05/95                      10.972                                10.481
05/96                      11.558                                10.961
05/97                      12.328                                11.65
05/98                      13.192                                12.45
05/99                      13.9                                  12.976
05/00                      14.459                                13.417
05/01                      15.95                                 14.841
05/02                      16.981                                15.767
05/03                      18.071                                16.83

Average Annual Compound Total Return
--------------------------------------------------------------------------------

Periods Ended 5/31/03    1 Year         3 Years         5 Years        10 Years
--------------------------------------------------------------------------------
Short-Term
Bond Fund                 6.74%           7.85%           6.21%           5.34%

Lipper Short
Investment-Grade
Debt Funds Average        5.11            6.52            5.53            5.48

Lehman Brothers
1-3 Year U.S.
Government/Credit
Index                     6.42            7.72            6.50            6.10

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Short-Term Bond Fund
Certified Shareholder Report and Financials

Dear Shareholder,

We are pleased that your fund had a positive return of 6.74% during the 12 months ended May 31, 2003. It outperformed both the Lipper Short Investment-Grade Debt Funds Average of similarly managed funds and the unmanaged Lehman Brothers 1-3 Year U.S. Government/Credit Index during the period, as shown in the table on the preceding page, due primarily to sector allocation.

As you know, the fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities. The fund's weighted average maturity will not exceed three years.

The Major Index Returns table shows how various quality bonds performed over the fund's fiscal year. High-quality corporate bonds did better than both Treasuries and their lower-rated counterparts, such as high-yield securities, over the 12-month period, although high-yield rallied in recent months. Fifty percent of portfolio assets were rated AAA, and the balance was diversified among AA, A, and BBB securities, as shown in the Quality Diversification chart.

Major Index Returns

                                                               12-Month
1 Year Ended 5/31/03                                            Return
--------------------------------------------------------------------------------
Lehman Brothers U.S. Treasury Index                             14.22%
Lehman Brothers U.S. Aggregate Index                            11.58
Lehman Brothers U.S. Credit Index                               16.06
Lehman Brothers Mortgage-Backed
Securities Index                                                 6.42
CS First Boston High Yield Index                                13.25

Source: Lehman Brothers and CS First Boston.


Quality Diversification
--------------------------------------------------------------------------------
AAA                                                                50%
A                                                                  19
AA                                                                 16
BBB                                                                15

Based on T. Rowe Price research.

The Interest Rate Levels chart reflects the pattern of bond yields during the same period. Yields declined in general as the economy remained sluggish until recent weeks, an environment that favored fixed-income securities throughout the entire period.

Interest Rate Levels

                 5-Year             2-Year        Federal Funds
             Treasury Note        Treasury Note    Target Rate

5/31/02           4.35              3.19             1.75
6/30/02           4.03              2.81             1.75
7/31/02           3.45              2.23             1.75
8/31/02           3.22              2.13             1.75
9/30/02           2.56              1.68             1.75
10/31/02          2.73              1.67             1.75
11/30/02          3.27              2.06             1.25
12/31/02          2.73              1.6              1.25
1/31/03           1.69              2.93             1.25
2/28/03           2.66              1.51             1.25
3/31/03           2.71              1.48             1.25
4/30/03           2.75              1.48             1.25
5/31/03           2.29              1.32             1.25


The Portfolio Characteristics table shows various portfolio details as of May 31, 2003, compared with one year earlier. The weighted average maturity of the portfolio remained stable at 2.1 years, and the duration rose a notch to 1.9 years, close to the peer group average. The quality of the portfolio's holdings rose a bit from AA to AA+. Holdings in non-U.S. dollar-denominated securities enhanced performance relative to competing funds.



Portfolio Characteristics

Periods Ended                                      5/31/02              5/31/03

Price Per Share                            $          4.75      $          4.87

30-Day Standardized
Yield to Maturity                                     4.47%                2.42%

Weighted Average
Maturity (years)                                       2.1                  2.1

Weighted Average
Effective Duration
(years)                                                1.8                  1.9

Weighted Average Quality*                               AA                  AA+

* Based on T. Rowe Price research.

We thank you for your continued support.

Respectfully,

James S. Riepe
Chairman

June 20, 2003

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                    Year
                   Ended
                 5/31/03     5/31/02     5/31/01     5/31/00     5/31/99

NET ASSET VALUE
Beginning of
period         $    4.75   $    4.71   $    4.52   $    4.63   $    4.69

Investment activities

   Net investment
   income (loss)    0.19*       0.25*       0.28*       0.26        0.26

   Net realized
   and unrealized
   gain (loss)      0.12        0.04        0.19       (0.11)      (0.06)

   Total from
   investment
   activities       0.31        0.29        0.47        0.15        0.20

   Distributions

   Net investment
   income          (0.19)      (0.25)      (0.28)      (0.26)      (0.26)

NET ASSET VALUE
End of period  $    4.87   $    4.75   $    4.71   $    4.52   $    4.63
               ---------   ---------   ---------   ---------   ---------

Ratios/Supplemental
Data

Total return^       6.74%*      6.24%*     10.61%*      3.39%       4.23%

Ratio of total
expenses to
average net assets  0.55%*      0.55%*      0.59%*      0.72%       0.73%

Ratio of net
investment income
(loss) to average
net assets          3.85%*      5.11%*      5.99%*      5.74%       5.44%

Portfolio
turnover
rate               110.1%       49.9%      77.6%(ckmrk) 50.7%       51.6%

Net assets,
end of period
(in millions)  $   1,052   $     696   $     469   $     287   $     324


* Excludes expenses in excess of a 0.55% contractual expense limitation in effect through 9/30/04.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

(ckmrk)  Excludes  the effect of the  acquisition  of Summit  Limited-Term  Bond
     Fund's and Short-Term U.S. Government's Fund's assets.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials                         May 31, 2003

Portfolio of Investments                        Par/Shares                Value
--------------------------------------------------------------------------------
                                                            In thousands

CORPORATE BONDS AND NOTES  38.3%

Banking and Finance        10.7%

ABN AMRO Bank (Chicago), 7.25%, 5/31/05    $         3,620      $         4,003

AIG Sunamerica Global Financing
XII, 144A, 5.30%, 5/30/07                            3,450                3,794

Allstate Financial Global Funding,
144A, 5.25%, 2/1/07                                  4,500                4,917

AT&T Capital Corporation, 6.60%, 5/15/05             1,110                1,188

Bank of America, 5.25%, 2/1/07                       4,000                4,392

Bank of New York, 2.20%, 5/12/06                     6,000                6,017

Bank One Corporation, 6.50%, 2/1/06                  3,000                3,344

Bear Stearns, 3.00%, 3/30/06                         5,000                5,130

CIT Group
         5.50%, 11/30/07                             3,000                3,251

         7.50%, 11/14/03                             2,390                2,451

Citigroup
         4.125%, 6/30/05                             3,000                3,146

         5.75%, 5/10/06                              2,500                2,758

Wachovia, 7.55%, 8/18/05                             4,750                5,326

General Electric Capital, 5.00%, 6/15/07             6,000                6,556

Goldman Sachs Group, 144A, 6.75%, 2/15/06 +          5,900                6,549

Household Finance, 5.75%, 1/30/07                    4,330                4,786

International Lease Finance, 5.50%, 6/7/04           5,500                5,698

Keycorp New, 6.75%, 3/15/06                          1,850                2,047

Lehman Brothers, 7.375%, 5/15/04                     4,675                4,937

Marsh & McLennan, 3.625%, 2/15/08                    4,810                5,004

Marshall & Ilsley Bank, 4.125%, 9/4/07               2,160                2,291

Merrill Lynch, 7.00%, 3/15/06                          225                  252

Midland Bank, 7.625%, 6/15/06                        4,300                4,989

Morgan Stanley Dean Witter, 6.10%, 4/15/06           1,700                1,881

St. Paul Companies, 5.75%, 3/15/07                   2,475                2,685

Travelers Property Casualty, 3.75%, 3/15/08          1,770                1,823

Union Planters, 6.25%, 11/1/03                         160                  163

United States Bancorp, 3.125%, 3/15/08               4,600                4,655

Wachovia Corporation, 7.45%, 7/15/05                 2,000                2,229

Washington Mutual, 5.625%, 1/15/07                   5,850                6,462

                                                                        112,724


Consumer Products and Services  8.2%

Abbott Laboratories, 5.625%, 7/1/06                  4,225                4,693

Brown Forman Corporation, 144A,
2.125%, 3/15/06                                      3,640                3,661

Clear Channel Communications, 7.875%,
6/15/05                                    $         2,740      $         3,039

Comcast Cable, 8.375%, 5/1/07                        3,750                4,413

Cox Communications
      6.15%, 8/1/03                                  4,036                4,076

      6.875%, 6/15/05                                2,350                2,560

Dayton Hudson Corporation, 7.50%,
7/15/06                                              2,500                2,882

Diageo Capital, 6.625%, 6/24/04                      2,000                2,108

Eastman Kodak, 9.75%, 10/1/04                          350                  385

Fred Meyer, 7.375%, 3/1/05                           4,700                5,101

General Mills, 3.875%, 11/30/07                      5,000                5,230

Gillette, 3.50%, 10/15/07                            6,250                6,474

Grand Metropolitan Investment,
Zero Coupon, 1/6/04                                  3,925                3,895

Kellogg Company, 2.875%, 6/1/08                      5,950                5,941

Kraft Foods, 4.625%, 11/1/06                         4,850                5,132

Lenfest Communications, 8.375%, 11/1/05              5,802                6,490

McCormick, 6.40%, 2/1/06                             3,000                3,286

Newell Rubbermaid, 2.00%, 5/1/05                     1,515                1,520

Ralcorp Holdings, 8.75%, 9/15/04                     5,500                5,989

Viacom, 6.40%, 1/30/06                               4,440                4,958

Wal-Mart, 6.55%, 8/10/04                             4,425                4,693

                                                                         86,526


Energy  1.4%

BP Canada Finance, 3.375%, 10/31/07                  5,700                5,896

Coastal, 7.50%, 8/15/06                                950                  879

ConocoPhillips, 3.625%, 10/15/07                     6,350                6,604

PDV America, 7.875%, 8/1/03                          1,605                1,591

                                                                         14,970


Industrial  7.1%

Agrium, 7.00%, 2/1/04                                1,000                1,021

Alcoa, 4.25%, 8/15/07                                2,475                2,636

American Honda Finance, 144A, 2.875%,
4/3/06                                               4,400                4,483

Boeing Capital, 7.10%, 9/27/05                       4,500                4,950

Caterpillar Financial Services, 6.875%,
8/1/04                                               3,500                3,708

Daimler Chrysler North America, 6.90%,
9/1/04                                               5,000                5,300

Dow Chemical, 7.00%, 8/15/05                         6,000                6,614

Ford Motor Credit, 6.50%, 1/25/07                    3,750                3,906

General Dynamics Corporation, 2.125%,
5/15/06                                              4,615                4,641

GMAC, 7.50%, 7/15/05                                 5,000                5,377

Hutchison Whampoa Finance, 144A, 6.95%,
8/1/07                                     $         4,500      $         5,136

John Deere Capital, 3.90%, 1/15/08                   4,000                4,162

Northrop Grumman, 8.625%, 10/15/04                   5,550                6,051

Parker Hannifin, 5.65%, 9/15/03                        250                  253

Praxair Incorporated, VR, 4.75%, 7/15/03             4,000                4,297

Toyota Motor Credit, 5.625%, 11/13/03                3,250                3,313

United Technologies, 6.625%, 11/15/04                3,250                3,481

Weyerhaeuser, 5.50%, 3/15/05                         5,000                5,287

                                                                         74,616


Media and Communications  3.0%

AOL Time Warner, 5.625%, 5/1/05                      3,500                3,702

Bellsouth, 5.00%, 10/15/06                           5,200                5,671

British Telecommunications, STEP, 7.875%,
12/15/05                                             5,000                5,669

SBC Communications, 5.75%, 5/2/06                    3,200                3,531

Telefonica Europe, 7.35%, 9/15/05                    3,000                3,361

U.S. West Communications, 7.20%, 11/1/04             3,500                3,544

Verizon Global Funding, 6.125%, 6/15/07              5,200                5,881

                                                                         31,359


Transportation  1.3%

ERAC USA Finance, 144A, 6.625%, 2/15/05 +            5,665                6,013

Norfolk Southern, 7.875%, 2/15/04                      125                  130

Southwest Airlines, 8.75%, 10/15/03                  2,100                2,150

Union Pacific, 5.84%, 5/25/04                        4,500                4,666

                                                                         12,959


Utilities  6.6%

Alabama Power, 5.49%, 11/1/05                        4,250                4,614

American Electric Power, 6.125%, 5/15/06             2,055                2,231

Arizona Public Service, 5.875%, 2/15/04              2,750                2,829

CE Electric UK Funding, 144A, 6.853%,
12/30/04                                             2,370                2,459

Cinergy, 6.25%, 9/1/04                               3,900                4,040

Consumers Energy Group, 6.00%, 3/15/05               2,150                2,284

DTE Energy, 6.00%, 6/1/04                            4,500                4,673

Dynegy, 8.125%, 3/15/05                              1,340                1,273

Energy East, 5.75%, 11/15/06                         5,000                5,417

Entergy Gulf States, 144A, 5.20%, 12/3/07            5,310                5,557

FirstEnegy, 5.50%, 11/15/06                          3,650                3,977

Mirant Americas, 7.625%, 5/1/06                      1,675                1,281

National Rural Utilities, 5.25%, 7/15/04             4,050                4,219

Niagara Mohawk Power, 5.375%, 10/1/04      $         5,250      $         5,430

Pinnacle West Capital, 6.40%, 4/1/06                 3,300                3,558

Potomac Electric Power, 3.75%, 2/15/06               3,800                3,928

PSEG Power, 6.875%, 4/15/06                          3,345                3,731

Sempra Energy, VR, 6.925%, 7/1/04                    4,550                4,780

TXU, 144A, 6.125%, 3/15/08                           2,900                3,117

                                                                         69,398



Total Corporate Bonds and Notes (Cost  $383,606)                        402,552


ASSET-BACKED SECURITIES  10.4%

BMW Vehicle Owner Trust,
Series 2003-A, Class A3
     1.94%, 2/25/07                                  8,750                8,821

Capital Auto Receivables Asset Trust,
Series 2002-2
  Class A4, 4.50%, 10/15/07                          3,000                3,165

  Class CERT, 4.18%, 10/15/07                        2,380                2,441

Chase Manhattan Auto Owner Trust,
Series 2001-B, Class CTFS
     3.75%, 5/15/08                                  1,281                1,306

CIT RV Trust
  Series 1997-A, Class A6, 6.35%, 4/15/11              762                  789

  Series 1998-A, Class A4, 6.09%, 2/15/12            2,719                2,775

Citibank Credit Card Issuance Trust
  Series 2000-A1, 6.90%, 10/15/07                   11,100               12,379

  Series 2000-A3, Class A3, 6.875%,
  11/16/09                                           3,700                4,319

  Series 2001-A6, Class A6, 5.65%,
  6/16/08                                            7,000                7,698

Comed Transitional Funding Trust,
Series 1998-1, Class A5
     5.44%, 3/25/07                                  4,530                4,721

CPL Transition Funding,
Series 2002-1, Class A1
     3.54%, 1/15/07                                  4,331                4,405

Dayton Hudson Credit Card Master Trust,
Series 1998-1A
     5.90%, 5/25/06                                  3,200                3,220

Harley-Davidson Motorcycle Trust
  Series 2001-1B, Class CTFS,
  5.29%, 1/15/09                                     1,649                1,707

  Series 2003-1, Class B,
  2.39%, 11/15/10                                    2,891                2,919

Honda Auto Receivables Owner Trust,
Series 2002-1, Class A4
     4.22%, 4/16/07                                  6,000                6,270

John Deere Owner Trust,
Series 2001-A, Class A4
     3.78%, 9/15/08                                  5,175                5,337

MBNA Credit Card Trust
  Series 1999-M, Class A,
  6.60%, 4/16/07                           $         6,150      $         6,589

  Series 2000-A, Class C, 144A,
  7.90%, 7/16/07                                       250                  269

  Series 2000-I, Class A,
  6.90%, 1/15/08                                     7,000                7,734

MBNA Master Credit Card Trust II,
Series 2000-D, Class C, 144A
     8.40%, 9/15/0                                    3,850                4,442

Nissan Auto Receivables Owner Trust
  Series 2000-C, Class A3,
  6.72%, 8/16/04                                       374                  375

  Series 2002-A, Class A4,
  4.28%, 10/16/06                                    1,000                1,046

Peco Energy Transition Trust,
Series 1999-A, Class A3
     1.464%, 9/1/03                                    139                  139

Regions Auto Receivables Trust,
2.63%, 1/15/07                                       5,000                5,095

Reliant Energy Transition Bond Trust,
Series 2001-1, Class A1
     3.84%, 9/15/07                                  4,984                5,147

SSB Auto Loan Trust,
Series 2002-1, Class C,
     4.13%, 2/15/09                                  2,687                2,700

WFS Financial Owner Trust,
Series 2000-4, Class A-4
     7.41%, 9/20/07                                  3,934                4,053

Total Asset-Backed Securities (Cost  $106,187)                          109,861


U.S. GOVERNMENT MORTGAGE-
BACKED SECURITIES  15.9%

U.S. Government Agency Obligations 14.3%

Federal Home Loan Mortgage
     4.50%, 10/1/07                                 16,556               17,094

     6.50%, 10/1 - 12/1/03                             159                  160

     10.00%, 7/1/03 - 10/1/05                           14                   14

     10.75%, 12/1/09                                    29                   31

  CMO

     4.105%, 10/27/31                                5,000                5,182

     5.50%, 4/15/10 - 7/15/21                        8,000                8,081

     6.00%, 1/15/08                                  2,649                2,724

     6.50%, 4/15/21 - 6/15/26                        4,834                4,999

Federal National Mortgage Assn.

     5.00%, 2/1/18                                     207                  215

     5.50%, 4/1/18 - 3/25/30                        43,360               44,873

     6.00%, 7/1/13 - 6/25/16                         1,921                1,987

     7.00%, 6/1 - 9/1/03                               102                  102

     9.00%, 5/1/05 - 1/25/08                         2,352                2,533

ARM
     3.43%, 11/1/21                        $           113      $           115

     3.46%, 12/1/17 - 11/1/20                          155                  158

     3.463%, 5/1/17                                    104                  106

     3.49%, 3/1/20                                      32                   33

     3.507%, 10/1/17                                    32                   33

     3.515%, 3/1/19                                      4                    4

     3.542%, 7/1/27                                    220                  226

     3.558%, 12/1/16                                     5                    5

     3.561%, 3/1/18                                     10                   10

     3.75%, 11/1/17                                     27                   27

     4.387%, 12/1/32                                14,671               15,095

     4.75%, 6/1/18 - 7/1/18                             37                   40

     4.98%, 5/1/24                                      46                   50

     5.00%, 1/1/09                                   3,452                3,561

     5.534%, 1/1/19                                    221                  244

     6.817%, 10/1/14                                     8                    9

  CMO, Principal Only, 10/25/03                        380                  377

  TBA, 5.00%, 1/1/18                                40,665               41,974

                                                                        150,062


U.S. Government Guaranteed Obligations 1.6%

Government National Mortgage Assn.

     6.00%, 7/15/17                                  5,915                6,204

     7.00%, 9/15/12 - 12/15/13                       6,235                6,688

     8.00%, 5/15/07                                    158                  170

     8.50%, 2/15/05 - 3/15/06                           69                   72

     9.00%, 1/15/05 - 2/15/06                           63                   66

     9.50%, 8/15/03 - 10/15/09                           7                    8

     10.00%, 8/15/04 - 10/15/21                        159                  175

     10.50%, 11/15/15                                   69                   78

     11.00%, 4/20/14                                     2                    2

     11.25%, 7/15 - 8/15/13                             78                   88

     11.50%, 3/15/10 - 12/15/15                        608                  686

     11.75%, 8/15 - 9/15/13                            162                  184

  TBA, 6.00%, 1/1/33                                 2,625                2,731

                                                                         17,152


Total U.S. Government Mortgage-Backed Securities (Cost  $165,172)       167,214

NON-U.S. GOVERNMENT MORTGAGE-
BACKED SECURITIES  3.0%

Banc of America Commercial Mortgage,
Series 2003-1, Class A1
  CMO, 3.878%, 9/11/36                     $         4,789      $         4,955

DLJ Commercial Mortgage,
Series 1999-CG2, Class A1B
  CMO, 7.30%, 6/10/32                                4,200                5,093

GMAC Commercial Mortgage Securities,
CMO, 6.15%, 11/15/07                                 2,340                2,501

JP Morgan Commercial Mortgage
Financial Corp.
  Series 1999-C7,Class A2, CMO, 6.507%,
  10/15/35                                           4,000                4,637

Mellon Residential Funding,
Series 2001-HEIL, Class A3
     5.945%, 2/25/11                                   439                  443

Money Store Home Equity Trust,
Series 197-C, Class AF8
     6.575%, 1/15/39                                 3,223                3,302

Morgan Stanley Dean Witter Capital,
CMO, 5.38%, 1/15/39                                  5,772                6,314

Prudential Securities Secured Financing,
Series 1999, Class A1
  CMO, 6.074%, 1/15/08                                 754                  818

Residential Funding Mortgage Securities,
Series 1999-S3, Class A1
  CMO, 6.50%, 1/25/29                                  171                  172

Ryland Mercury Savings Trust,
Series 1998-MS2, Class A
     4.253%, 6/1/03                                     30                   30

Sovereign Bank Home Equity Loan Trust,
Series 2000-1, Class A6
     7.25%, 2/25/15                                    635                  704

Summit Mortgage Trust,
CMO, 144A, 1.00%, 6/28/16                            2,390                2,393

Total Non-U.S. Government
Mortgage-Backed Securities (Cost  $30,257)                               31,362



U.S. GOVERNMENT OBLIGATIONS/AGENCIES 19.9%

U.S. Government Agency Obligations 7.4%

Federal Home Loan Banks, 3.25%, 8/15/05             10,000               10,373

Federal Home Loan Mortgage
     2.875%, 9/15/05                                20,000               20,597

     5.75%, 7/15/03                                 17,000               17,092

Federal National Mortgage Assn.
     2.50%, 6/15/08                                 14,500               14,501

     4.00%, 8/15/03                                 11,000               11,062

     6.375%, 8/15/07 (AUD)                           7,150                4,931

                                                                         78,556

U.S. Treasury Obligations 12.5%

U.S. Treasury Notes
     1.625%, 1/31 - 4/30/05                $        95,000      $        95,620

     2.00%, 5/15/06                                 35,000               35,437

                                                                        131,057

Total U.S. Government Obligations/Agencies (Cost  $208,122)             209,613

OTHER  3.6%

Canada Government
     3.50%, 6/1/05 (CAD)                            17,540               12,881

     5.75%, 9/1/06 (CAD)                            32,640               25,493

University of Miami, 6.90%, 4/1/04 (MBIA Insured)       50                   52

Total Other (Cost  $37,921)                                              38,426


MONEY MARKET FUNDS  12.8%

T. Rowe Price Reserve Investment Fund,
1.28%, 6/2/03 #                                    134,202              134,202

Total Money Market Funds (Cost $ 134,202)                               134,202

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials


                                                                        Value
--------------------------------------------------------------------------------
                                                                 In thousands

Total Investments in Securities
103.9% of Net Assets (Cost  $1,065,467)                              $1,093,230

Forward Currency Exchange Contracts
(In thousands)

                                                                    Unrealized
Counterparty         Settlement         Receive         Deliver     Gain (Loss)
------------         ----------         -------         -------     -----------
Morgan Stanley       6/9/03             USD 10,032    CAD  14,000        $(177)

Net unrealized gain (loss) on open forward
currency exchange contracts                                               (177)

Other Assets Less Liabilities                                          (40,786)

NET ASSETS                                                           $1,052,267
                                                                     ----------

     #    Seven-day yield

     + Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules-total of such securities at period-end amounts to $12,562,000 and represents 1.2% of net assets

     144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers-total of such securities at period-end amounts to $52,790,000 and represents 5.0% of net assets

     ARM  Adjustable Rate Mortgage

     AUD  Australian dollar

     CAD  Canadian dollar

     CMO  Collateralized Mortgage Obligation

     MBIA MBIA Insurance Corp.

     STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

     TBA  To Be Announced security was purchased on a forward commitment basis

     VR   Variable Rate

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials                         May 31, 2003

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
In thousands

Assets

Investments in securities, at value (cost $1,065,467)      $1,093,230

Receivable from securities sold                                53,422

Other assets                                                   11,383

Total assets                                                1,158,035

Liabilities

Payable for investment securities purchased                   103,315

Other liabilities                                               2,453

Total liabilities                                             105,768

NET ASSETS                                                 $1,052,267
                                                           ----------

Net Assets Consist of:

Undistributed net investment income (loss)                 $   (3,010)

Undistributed net realized gain (loss)                        (17,533)

Net unrealized gain (loss)                                     27,622

Paid-in-capital applicable to 216,040,124 shares of
$0.01 par value capital stock outstanding;
1,000,000,000 shares authorized                             1,045,188

NET ASSETS                                                 $1,052,267
                                                           ----------

NET ASSET VALUE PER SHARE                                  $     4.87
                                                           ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                           Year
                                                                          Ended
                                                                        5/31/03

Investment Income (Loss)

Income

  Interest                                                           $   37,207

  Income distributions from mutual funds                                  1,454

  Securities lending                                                         10

  Total income                                                           38,671

Expenses

  Investment management                                                   3,014

  Shareholder servicing                                                   1,494

  Custody and accounting                                                    173

  Prospectus and shareholder reports                                         75

  Registration                                                               50

  Legal and audit                                                            15

  Directors                                                                   9

  Miscellaneous                                                               5

  Total expenses                                                          4,835

  Expenses paid indirectly                                                   (3)

  Net expenses                                                            4,832

Net investment income (loss)                                             33,839

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                              5,153

  Foreign currency transactions                                            (375)

  Net realized gain (loss)                                                4,778

Change in net unrealized gain (loss)

  Securities                                                             19,816

  Other assets and liabilities
  denominated in foreign currencies                                        (141)

  Change in net unrealized gain (loss)                                   19,675

Net realized and unrealized gain (loss)                                  24,453

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                               $   58,292
                                                                     ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                      Year
                                                     Ended
                                                   5/31/03              5/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $        33,839      $        29,461

  Net realized gain (loss)                           4,778                3,545

  Change in net unrealized gain (loss)              19,675                 (186)

  Increase (decrease) in net assets
  from operations                                   58,292               32,820

Distributions to shareholders
  Net investment income                            (35,336)             (29,750)

Capital share transactions *
  Shares sold                                      595,171              401,342

  Distributions reinvested                          31,620               26,827

  Shares redeemed                                 (293,855)            (203,497)

  Increase (decrease) in net assets
  from capital share transactions                  332,936              224,672

Net Assets
Increase (decrease) during period                  355,892              227,742

Beginning of period                                696,375              468,633

End of period                              $     1,052,267      $       696,375
                                           ---------------      ---------------

*Share information

  Shares sold                                      124,265               84,201

  Distributions reinvested                           6,594                5,629

  Shares redeemed                                  (61,320)             (42,759)

  Increase (decrease) in
  shares outstanding                                69,539               47,071

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials                         May 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Short-Term Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on March 2, 1984. The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Premiums and Discounts
Premiums and discounts on debt securities are amortized for financial reporting purposes.

Expenses Paid Indirectly
Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Custody expense in the accompanying statement of operations is presented before reduction for credits, which totaled $3,000 for the year ended May 31, 2003.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Unrealized gains and losses on forward currency exchange contracts are included in Other assets and Other liabilities, respectively, and in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Forward Currency Exchange Contracts
During the year ended May 31, 2003, the fund was a party to forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At May 31, 2003, there were no securities on loan.

Other
Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $356,205,000 and $255,086,000, respectively, for the year ended May 31, 2003. Purchases and sales of U.S. government securities aggregated $830,495,000 and $648,659,000, respectively, for the year ended May 31, 2003.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted.

Distributions during the year ended May 31, 2003 totaled $35,336,000 and were characterized as ordinary income for tax purposes. At May 31, 2003, the tax-basis components of net assets were as follows:

Unrealized appreciation                                        $28,821,000

Unrealized depreciation                                         (1,022,000)

Net unrealized
appreciation (depreciation)                                     27,799,000

Undistributed ordinary income                                   (1,210,000)

Capital loss carryforwards                                     (19,510,000)

Paid-in capital                                              1,045,188,000

Net assets                                                  $1,052,267,000
                                                            --------------

Federal income tax regulations require the fund to treat the gain/loss on certain open forward currency exchange contracts as realized on the last day of the tax year; accordingly, $177,000 of unrealized losses reflected in the accompanying financial statements were realized for tax purposes as of May 31, 2003. The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. In 2003, the fund utilized $1,703,000 of capital loss carryforwards. As of May 31, 2003, the fund had $10,744,000 of capital loss carryforwards that expire in 2004, $2,405,000 that expire in 2005, and $6,361,000 that expire thereafter through 2009.

For the year ended May 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards. Results of operations and net assets were not affected by these reclassifications.

Undistributed net investment income                        $  286,000

Undistributed net realized gain                            18,102,000

Paid-in capital                                           (18,388,000)

At May 31, 2003, the cost of investments for federal income tax purposes was $1,065,290,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At May 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $324,000.

Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through September 30, 2004, which would cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed 0.55%. Thereafter, through September 30, 2006, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's expense ratio to exceed 0.55%. Pursuant to this agreement, $688,000 of management fees were not accrued by the fund for the year ended May 31, 2003. At May 31, 2003, unaccrued management fees in the amount of $961,000 remain subject to reimbursement by the fund through May 31, 2004, and $688,000 through September 30, 2006.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $1,069,000 for the year ended May 31, 2003, of which $97,000 was payable at year-end.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the year ended May 31, 2003, the fund was charged $92,000 for shareholder servicing costs related to the college savings plans, of which $79,000 was for services provided by Price and $9,000 was payable at year-end. At May 31, 2003, approximately 2.9% of the outstanding shares of the fund were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) and T. Rowe Price Retirement Funds (Retirement Funds) may invest. Neither the Spectrum Funds nor the Retirement Funds invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to separate, special servicing agreements, expenses associated with the operation of the Spectrum and Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum and Retirement Funds, respectively. Expenses allocated under these agreements are reflected as shareholder servicing expense in the accompanying financial statements. For the year ended May 31, 2003, the fund was allocated no Spectrum Funds' expenses and $29,000 of Retirement Funds' expenses under these agreements. Of these amounts, $9,000 related to services provided by Price and $3,000 was payable at year-end. At May 31, 2003, approximately 0.3% of the fund's outstanding shares were held by the Spectrum Funds and 0.7% were held by the Retirement Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended May 31, 2003, totaled $1,454,000.

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of T. Rowe Price Short-Term Bond Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Short-Term Bond Fund, Inc. (the "Fund") at May 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
June 18, 2003

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Tax Information (Unaudited) for the Tax Year Ended 5/31/03
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $644,000 from short-term capital gains.

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202.

The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.


Independent Directors


Name
(Date of Birth)             Principal Occupation(s) During Past 5 Years and
Year Elected*               Directorships of Other Public Companies
--------------------------------------------------------------------------------

Anthony W. Deering          Director, Chairman of the Board, President, and
(1/28/45)                   Chief Executive Officer, The Rouse Company, real
1983                        estate developers; Director, Mercantile Bank
                            (4/03 to present)

Donald W. Dick, Jr.         Principal, EuroCapital Advisors, LLC, an acquisition
(1/27/43)                   and management advisory firm
2001

David K. Fagin              Director, Golden Star Resources Ltd., Canyon
(4/9/38)                    Resources Corp. (5/00 to present), and Pacific Rim
2001                        Mining Corp. (2/02 to present); Chairman and
                            President, Nye Corp.

F. Pierce Linaweaver        President, F. Pierce Linaweaver &  Associates, Inc.,
(8/22/34)                   consulting  environmental and civil engineers
1983

Hanne M. Merriman           Retail Business Consultant; Director, Ann Taylor
(11/16/41)                  Stores Corp., Ameren Corp., Finlay Enterprises,
2001                        Inc., The Rouse Company, and US Airways Group, Inc.

John G. Schreiber           Owner/President, Centaur Capital Partners, Inc.,
(10/21/46)                  a real estate investment company; Senior Advisor
1992                        and Partner, Blackstone Real Estate Advisors, L.P.;
                            Director, AMLI Residential Properties Trust, Host
                            Marriott Corp., and The Rouse Company

Hubert D. Vos               Owner/President, Stonington Capital Corp., a private
(8/2/33)                    investment company
2001

Paul M. Wythes              Founding Partner, Sutter Hill Ventures, a venture
(6/23/33)                   capital limited partnership, providing equity
2001                        capital to young high-technology companies
                            throughout the United States; Director, Teltone
                            Corp.

*Each independent director oversees 105 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price    Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]        Directorships of Other Public Companies
--------------------------------------------------------------------------------

William T. Reynolds         Director and Vice President, T. Rowe Price and
(5/26/48)                   T. Rowe Price Group, Inc.; Director, T. Rowe Price
1997                        Global Asset Management Limited
[37]

James S. Riepe              Director and Vice President, T. Rowe Price; Vice
(6/25/43)                   Chairman of the Board, Director, and Vice President,
1983                        T. Rowe Price Group, Inc.; Chairman of the Board
[105]                       and Director, T. Rowe Price Global Asset Management
                            Limited, T. Rowe Price Global Investment Services
                            Limited, T. Rowe Price Investment Services, Inc.,
                            T. Rowe Price Retirement Plan Services, Inc., and
                            T. Rowe Price Services, Inc.; Chairman of the Board,
                            Director, President, and Trust Officer, T. Rowe
                            Price Trust Company; Director, T. Rowe Price
                            International, Inc.; Chairman of the Board,
                            Short-Term Bond Fund

M. David Testa              Chief Investment Officer, Director, and Vice
(4/22/44)                   President, T. Rowe Price; Vice Chairman of the
1997                        Board, Chief  Investment Officer, Director, and
[105]                       Vice President, T. Rowe Price Group, Inc.; Director,
                            T. Rowe Price Global Asset Management Limited and
                            T. Rowe Price Global Investment Services Limited;
                            Chairman of the Board and Director, T. Rowe Price
                            International Inc.; Director and Vice President,
                            T. Rowe Price Trust Company

*Each inside director serves until retirement, resignation, or election of a successor.

T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Officers


Name (Date of Birth)
Title and Fund(s) Served                   Principal Occupation(s)
--------------------------------------------------------------------------------

Connice A. Bavely (3/5/51)                 Vice President, T. Rowe Price and
Vice President, Short-Term Bond Fund       T. Rowe Price Group, Inc.

Stephen V. Booth (6/21/61)                 Vice President, T. Rowe Price,
Vice President, Short-Term Bond Fund       T. Rowe Price Group, Inc., and
                                           T. Rowe Price Trust Company


Steven G. Brooks, CFA (8/5/54)             Vice President, T. Rowe Price and
Vice President, Short-Term Bond Fund       T. Rowe Price Group, Inc.

Jennifer A. Callaghan (5/6/69)             Assistant Vice President, T. Rowe
Assistant Vice President, Short-Term       Price
Bond Fund

Joseph A. Carrier (12/30/60)               Vice President, T. Rowe Price,
Treasurer, Short-Term Bond Fund            T. Rowe Price Group, Inc., and
                                           T. Rowe Price Investment Services,
                                           Inc.

Patrick S. Cassidy (8/27/64)               Vice President, T. Rowe Price
Vice President, Short-Term Bond Fund       and T. Rowe Price Group, Inc.

Roger L. Fiery III (2/10/59)               Vice President, T. Rowe Price,
Vice President, Short-Term Bond Fund       T. Rowe Price Group, Inc., T. Rowe
                                           Price International Inc., and T. Rowe
                                           Price Trust Company

Gregory S. Golczewski (1/15/66)            Vice President, T. Rowe Price and
Vice President, Short-Term Bond Fund       T. Rowe Price Trust Company

Charles B. Hill (9/22/61)                  Vice President, T. Rowe Price and
Vice President, Short-Term Bond Fund       T. Rowe Price Group, Inc.

Henry H. Hopkins (12/23/42)                Director and Vice President, T. Rowe
Vice President, Short-Term Bond Fund       Price Group, Inc., T. Rowe Price
                                           Investment Services, Inc., T. Rowe
                                           Price Services, Inc., and T. Rowe
                                           Price Trust Company; Vice President,
                                           T. Rowe Price, T. Rowe Price
                                           International, Inc., and T. Rowe
                                           Price Retirement Plan Services, Inc.

Patricia B. Lippert (1/12/53)              Assistant Vice President, T. Rowe
Secretary, Short-Term Bond Fund            Price and T. Rowe Price Investment
                                           Services, Inc.

Cheryl A. Mickel (1/11/67)                 Vice President, T. Rowe Price and
Vice President, Short-Term Bond Fund       T. Rowe Price Group, Inc.

Robert M. Rubino (8/2/53)                  Vice President, T. Rowe Price and
Vice President, Short-Term Bond Fund       T. Rowe Price Group, Inc.

Edward A. Wiese, CFA (4/12/59)             Vice President, T. Rowe Price,
President, Short-Term Bond Fund            T. Rowe Price Group, Inc., and
                                           T. Rowe Price Trust Company; Chief
                                           Investment Officer, Director, and
                                           Vice President, T. Rowe Price Savings
                                           Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.



Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

(a) Not required at this time.

(b) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940, are attached.

A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short-Term Bond Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 14, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 14, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     July 09, 2003